UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22302

 Growth Capital Master Portfolio, LLC

 (Exact name of registrant as specified in charter)

GenSpring Family Offices, LLC	3801 PGA Blvd. Suite 555	Palm Beach Gardens, FL 33410
(Address of principal executive offices)

Suzanne Carlisle
GenSpring Family Offices, LLC
3801 PGA Blvd, Suite 555
Palm Beach Gardens, FL 33410
(Name and address of agent for service)

Registrant’s telephone number, including area code:     561-746-8444

Date of fiscal year end: March 31, 2011

Date of reporting period: September 30, 2010

Item 1. Reports to Stockholders.

Growth Capital Master Portfolio, LLC
(A Limited Liability Company)
Semi-Annual Report
September 30, 2010

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Semi-Annual Report

September 30, 2010

i

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Statement of Assets, Liabilities and Members’ Capital
September 30, 2010
(Unaudited)

Assets
Investments in Investment Vehicles, at fair value (cost $397,433,398)	$418,929,043
Investments in affiliated Investment Vehicles, at fair value (cost $264,416,278)	281,819,695
Investments in Mutual Funds, at fair value (cost $9,825,158)	10,302,539
Investments in affiliated Mutual Funds, at fair value (cost $12,090,056)	11,876,287
Total investments (cost $683,764,890)	722,927,564
Cash and cash equivalents	29,455,293
Interest receivable	713
Receivable from investments sold	5,203,570
Prepaid expenses and other assets	202,288
Total assets	757,789,428
Liabilities and Members’ Capital
Contributions received in advance	14,287,079
Withdrawals payable	1,721,645
Administration fees payable	98,379
Accounts payable and accrued expenses	187,356
Total liabilities	16,294,459
Members’ capital	741,493,908
Managing member’s capital	1,061
Total members’ capital	741,494,969
Total liabilities and members’ capital	$757,789,428
Members’ Capital
Represented by:
Net capital contributions	$702,332,295
Accumulated net unrealized appreciation/(depreciation) from investments and affiliated investments	39,162,674
$741,494,969

See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Schedule of Investments
September 30, 2010
(Unaudited)

	Acquisition Date	Cost	Shares	Fair Value	% of Members’ Capital
Investments in Investment Vehicles (94.51% of Members' Capital)
Credit Strategies (12.55% of Members' Capital)
Distressed Debt
Cygnus Utilities, Infrastructure & Renewables, LLC	9/1/2010	$5,000,000		$4,945,867	0.67%
Long-Short Credit
Brigade Leveraged Capital Structures Fund, LP	7/1/2009	25,380,974		29,336,718	3.96%
Caspian Capital Partners, L.P.(1)	7/1/2009	10,521,375		12,665,869	1.71%
Caspian Capital Partners, L.P., SIV	7/1/2009	1,804,788		1,914,046	0.26%
GSO Special Situations Fund, LP	7/1/2009	8,920,999		11,582,139	1.56%
Litespeed Partners, LP(1)	7/1/2009	18,513,676		22,725,348	3.06%
Mariner Opportunities Fund, L.P.	7/1/2009	2,525,169		2,479,851	0.33%
Total Long-Short Credit				80,703,971
Mortgage Related
Tricadia Distressed and Special Situations Fund, L.P.(1)	7/1/2009	6,603,036		7,409,906	1.00%
Total Credit Strategies				93,059,744
Equity Strategies (42.49% of Members' Capital)
Long-Short Asia
East of Suez Fund(1)	7/1/2009	12,269,921	399,932	11,566,040	1.56%
Penta Asia Domestic Partners, LP	7/1/2009	16,172,769		11,974,296	1.61%
Total Long-Short Asia				23,540,336
Long-Short Emerging
Sansar Capital Special Opportunity Fund, L.P.(1)	7/1/2009	7,073,268		10,727,861	1.45%
Long-Short Global
Orange Capital Domestic I, LP(1)	7/1/2009	18,917,474		22,600,063	3.05%
Long-Short Sector
Algebris Global Financials Fund, LP(1)	7/1/2009	22,473,933		24,613,449	3.32%
Long-Short Non-U.S.
The Alphagen Octanis Fund Limited – Class A(1)	7/1/2009	18,602,438	98,684	19,116,817	2.58%
Long-Short U.S.
Greenlight Capital Qualified, L.P.	7/1/2009	59,835,763		69,011,421	9.31%
P2 Capital Fund, L.P.	7/1/2009	7,418,858		9,342,405	1.26%
P2 Capital II Fund, L.P.(2)	7/1/2009	9,162,957		10,755,870	1.45%
Total Long-Short U.S.				89,109,696
Low Net U.S.
Axial Capital Institutional, LP	7/1/2009	56,314,302		46,762,413	6.31%
Halcyon Asset Backed Value Fund, LLC	9/1/2010	20,000,000		20,455,375	2.76%
Marble Arch QP Partners, LP(1)	7/1/2009	12,122,826		16,235,590	2.19%
Soundpost Capital, LP(1)	7/1/2009	23,827,161		22,667,375	3.06%
Spring Point Opportunity Partners, L.P.	7/1/2009	13,315,122		13,760,839	1.86%
Total Low Net U.S.				119,881,592
Low Net Sector
Durban Capital, LP(1)	7/1/2009	5,253,590		5,306,512	0.72%
Total Equity Strategies				314,896,326
Global Trading (10.04% of Members' Capital)
Energy
BlueGold Global Fund, LP(1)	7/1/2009	19,606,512		18,226,113	2.46%
Global Macro
Abbey Capital Macro Fund(1)	10/1/2009	17,500,000	155,080	17,368,085	2.34%
Managed Futures
ACL Alternative Fund Limited	10/1/2009	37,500,000	146,674	38,888,258	5.24%
Total Global Trading				74,482,456

See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Schedule of Investments — (continued)
September 30, 2010
(Unaudited)

	Acquisition Date	Cost	Shares	Fair Value	% of Members’ Capital
Investments in Investment Vehicles – (continued)
Multi-Strategy (20.98% of Members' Capital)
D.E. Shaw Composite Fund L.L.C.	7/1/2009	42,116,119		$44,046,495	5.94%
Elliott Associates, L.P.	7/1/2009	68,478,673		78,841,441	10.63%
Skybridge Capital Partners, L.P.	7/1/2009	1,335,901		1,217,646	0.16%
Taconic Opportunity Fund, L.P.	7/1/2009	28,268,775		31,525,730	4.25%
Total Multi-Strategy				155,631,312
Special Situations (8.45% of Members' Capital)
Environmental
Lyrical Calhoun Partners, LP(2)	7/1/2009	35,437,853		32,552,797	4.39%
Mortgage Related
Tourmalet Matawin Fund, LP	7/1/2009	1,017,227		1,116,557	0.15%
Private Investments
BCC MOI, LP	7/1/2009	245,167		7,803	0.00%
BI Holdings, L.P.	7/1/2009	411,784		437,358	0.06%
Fox & Hound Holdings, LP	7/1/2009	945,585		945,585	0.13%
Pinnacle Frames Holdings, LP	7/1/2009	425,423		336,800	0.04%
Total Private Investments				1,727,546
Reinsurance
Newcastle Special Opportunity Fund V LP(2)	7/1/2009	26,530,258		27,282,000	3.68%
Total Special Situations				62,678,900
Total Investments in Investment Vehicles (Cost $661,849,676)				700,748,738
Investments in Mutual Funds (2.99% of Members' Capital)
Credit Strategies (1.39% of Members' Capital)
Long-Short Credit
Iron Strategic Income Fund(3)			861,416	10,302,539	1.39%
Total Credit Strategies				10,302,539
Equity Strategies (1.60% of Members' Capital)
Fundamental Long Bias
Auer Growth Fund(1)			2,026,670	11,876,287	1.60%
Total Equity Strategies				11,876,287
Total Investments in Mutual Funds (Cost $21,915,214)				22,178,826
Total Investments (97.50% of Members' Capital) (Cost $683,764,890)				722,927,564
Other Assets in Excess of Liabilities (2.50% of Members' Capital)				18,567,405
Total Members’ Capital (100%)				$741,494,969

For certain Investment Vehicles for which the Master Portfolio has a capital commitment, the Master Portfolio may allocate its pro-rata share of expenses prior to having to fund a capital call for such expenses. As of September 30, 2010, the Master Portfolio had outstanding capital commitments of $3,000,000.

All securities are non-income producing unless noted otherwise.

Refer to Note 5, Investments in Portfolio Securities, for information regarding the liquidity of the Master Portfolio’s investments.

(1)	Affiliated investments. Refer to Note 5, Investments in Portfolio Securities, for additional information.
(2)	Controlled affiliated investments. Refer to Note 5, Investments in Portfolio Securities, for additional information.
(3)	Income producing security

SIV – Structured Investment Vehicle

See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Statement of Operations
For the Six Months Ended September 30, 2010
(Unaudited)

Investment income:
Dividend income	$228,508
Interest income	6,492
Other income	4,837
Total investment income	239,837
Expenses:
Administration fees	284,950
Directors fees	111,250
Audit fees	59,750
Custodian fees	57,594
Insurance expense	134,744
Tax fees	67,794
Other expenses	11,474
Total expenses	727,556
Net investment loss	(487,719)
Net realized and unrealized gain (loss) from investments and affiliated investments:
Net realized gain from investments	4,431,232
Net realized gain from affiliated investments	119,833
Change in unrealized appreciation/(depreciation) from investments	(4,994,936)
Change in unrealized appreciation/(depreciation) from affiliated investments	(9,784,410)
Net realized and unrealized loss from investments and affiliated investments	(10,228,281)
Net decrease in members’ capital resulting from operations	$(10,716,000)

See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Statements of Changes in Members’ Capital

	Six Months Ended September 30, 2010 (Unaudited)
	Members	Managing Member	Total
Members’ capital at March 31, 2010	$739,205,257	$1,074	$739,206,331
Increase (decrease) from members’ capital transactions:
Contributions	71,333,961	—	71,333,961
Withdrawals	(58,329,323)	—	(58,329,323)
Net increase in members’ capital from capital transactions	13,004,638	—	13,004,638
Increase (decrease) in members’ capital resulting from operations:
Net investment loss	(487,719)	—	(487,719)
Net realized gain from investments and affiliated investments	4,551,058	7	4,551,065
Change in unrealized appreciation/(depreciation) from investments and affiliated investments	(14,779,326)	(20)	(14,779,346)
Net decrease in members’ capital resulting from operations	(10,715,987)	(13)	(10,716,000)
Members’ capital at September 30, 2010	$741,493,908	$1,061	$741,494,969

	Period Ended March 31, 2010*
	Members	Managing Member	Total
Members’ capital at July 1, 2009	$—	$—	$—
Increase (decrease) from members’ capital transactions:
Contributions received in-kind	518,960,763	—	518,960,763
Contributions	192,400,645	1,000	192,401,645
Withdrawals	(20,161,657)	—	(20,161,657)
Net increase in members’ capital from capital transactions	691,199,751	1,000	691,200,751
Increase (decrease) in members’ capital resulting from operations:
Net investment loss	(1,485,641)	—	(1,485,641)
Net realized loss from investments and affiliated investments	(4,450,792)	(7)	(4,450,799)
Change in unrealized appreciation/(depreciation) from investments and affiliated investments	53,941,939	81	53,942,020
Net increase in members’ capital resulting from operations	48,005,506	74	48,005,580
Members’ capital at March 31, 2010	$739,205,257	$1,074	$739,206,331

*	Growth Capital Master Portfolio, LLC commenced operations on July 1, 2009.

See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Statement of Cash Flows
For the Six Months Ended September 30, 2010
(Unaudited)

Cash flows from operating activities:
Net decrease in members’ capital resulting from operations	$(10,716,000)
Adjustments to reconcile net decrease in members’ capital resulting from operations to net cash provided by operating activities:
Purchases of/contributions to investments	(67,052,944)
Proceeds from disposition of/withdrawals from investments	50,337,388
Amortization of offering costs	3,037
Net realized gain from investments and affiliated investments	(4,551,065)
Change in unrealized appreciation/(depreciation) from investments and affiliated investments	14,779,346
Decrease in interest receivable	268
Decrease in prepaid contributions to Investment Vehicles	29,100,000
Increase in receivable from investments sold	(4,118,819)
Increase in prepaid expenses and other assets	(134,896)
Decrease in administration fees payable	(38,677)
Decrease in accounts payable and accrued expenses	(114,638)
Net cash provided by operating activities	7,493,000
Cash flows from financing activities:
Proceeds from contributions	67,433,240
Payments for withdrawals	(57,935,328)
Net cash provided by financing activities	9,497,912
Net increase in cash and cash equivalents	16,990,912
Cash and cash equivalents at beginning of period	12,464,381
Cash and cash equivalents at end of period	$29,455,293

See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements
September 30, 2010
(Unaudited)

(1) Organization

Growth Capital Master Portfolio, LLC (the “Master Portfolio”) is a limited liability company organized under the laws of the State of Delaware on May 1, 2009. The Master Portfolio is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Portfolio is the master fund in a master-feeder structure in which there are currently two feeder funds that are registered with the SEC under the 1940 Act and one feeder fund that is a limited duration company organized under Cayman law (Growth Capital Cayman Portfolio, LDC) and is used for investments in the Master Portfolio made by non-U.S. investors.

Under Delaware law and the Master Portfolio Limited Liability Company Agreement (the “LLC Agreement”), each member will be liable for the debts, obligations and liabilities of the Master Portfolio only to the extent of any contributions to the capital of the Master Portfolio (plus any accretions in value thereto) and a member, in the sole discretion of the Board (as hereinafter defined), may be obligated to return to the Master Portfolio amounts distributed to the member in accordance with the LLC Agreement in certain circumstances where after giving effect to the distribution, certain liabilities of the Master Portfolio exceed the fair market value of the Master Portfolio’s assets.

The Master Portfolio’s investment objective is to achieve growth of capital. The Master Portfolio seeks to achieve its investment objective by allocating assets and investing in a diversified portfolio of private investment companies, typically referred to as hedge funds, and closed-end investment companies (each an “Investment Vehicle” and collectively, “Investment Vehicles”), open-end registered investment companies, exchange-traded funds, and segregated managed accounts. The Master Portfolio may also invest directly in equity securities, fixed income securities, mortgage-backed and asset-backed securities, foreign investments and derivatives.

The Board of Directors (the “Board”) has overall responsibility for the management and supervision of the operations of the Master Portfolio. Under the supervision of the Board, GenSpring Family Offices, LLC (“GenSpring”), a Florida limited liability company and majority-owned subsidiary of SunTrust Banks, Inc. (a financial holding company), oversees the management of the day-to-day operations of the Master Portfolio.

GenSpring is the managing member of, and adviser to, the Master Portfolio (the “Managing Member” or “Adviser”). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Under an investment advisory agreement with the Master Portfolio (the “Advisory Agreement”), the Adviser is responsible for developing, implementing, and supervising the Master Portfolio’s investment program, under the supervision of the Board.

Under the Master Portfolio’s organizational documents, the Master Portfolio’s officers and directors and the Adviser are indemnified against certain liabilities arising out of the performance of their duties and responsibilities with respect to the Master Portfolio. In the normal course of business, the Master Portfolio enters into contracts with service providers, which also provide for indemnifications by the Master Portfolio for certain liabilities arising out of their duties and responsibilities for the Master Portfolio. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Portfolio. However, based on experience, the Managing Member expects the risk of loss to be remote.

In addition, the Master Portfolio has purchased a Directors and Officers Errors and Omissions insurance policy, which is designed to provide insurance coverage for errors and omissions and other liabilities arising out of the performance of the Master Portfolio’s officers and directors duties and responsibilities for the Master Portfolio. The Adviser also has similar insurance coverage for its errors and omissions and other liabilities arising out of its duties and responsibilities for the Master Portfolio.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
September 30, 2010
(Unaudited)

(2) Summary of Significant Accounting Policies and Practices

(a) Basis of Accounting

The accounting and reporting policies of the Master Portfolio conform with U.S. generally accepted accounting principles (“GAAP”).

(b) Cash Equivalents

The Master Portfolio considers all unpledged temporary cash with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) Investment Securities Transactions

The Master Portfolio records securities transactions on a trade-date basis.

Generally, the investments in Investment Vehicles are recorded whereby the Master Portfolio records the investment at its acquisition cost and adjusts for additional contributions to or withdrawals from the Investment Vehicles. Distributions from Investment Vehicles, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the characteristics of the distribution if such information is available. In cases where the characteristics of a distribution from an Investment Vehicle are not available, such distribution will be classified as investment income.

Realized gains and losses on investments, including Investment Vehicles, are calculated using the specific lot identification method to determine cost.

(d) Valuation of Investments

The valuation of the Master Portfolio’s investments is determined as of the last business day of each month by the Valuation Committee. The valuation procedures of the Master Portfolio with respect to the valuation of its underlying investments are considered by the Valuation Committee that was established to determine the valuation of the Master Portfolio’s underlying investments.

Investments held and valued by the Master Portfolio are as follows:

•	Investment Vehicles — Investments in Investment Vehicles are ordinarily carried at estimated fair value based on the Master Portfolio’s ownership interest in the net asset value of the Investment Vehicles as provided to the Master Portfolio by the investment managers or the administrators of such Investment Vehicles. These Investment Vehicles value their underlying investments in accordance with policies as described by such Investment Vehicles in their financial statements and operating agreements. Prior to investing in any Investment Vehicle, the Adviser, as part of the due diligence process, conducts a review of the management and operations of that Investment Vehicle. Based on this due diligence review of the Investment Vehicles, the Adviser reasonably believes that valuation policies of the Investment Vehicles in which the Master Portfolio invests require that portfolio securities that are publicly traded or traded through the dealer market are valued at their market value, and that all other securities, including privately placed and otherwise illiquid securities, are valued at their estimated fair value. All of the Master Portfolio’s valuations utilize financial information supplied by each Investment Vehicle and are net of management and estimated performance/incentive fees or allocations payable to the Investment Vehicles’ managers pursuant to the Investment Vehicles’ agreements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
September 30, 2010
(Unaudited)

The Adviser will also consider terms and conditions of the Master Portfolio’s agreement with the respective Investment Vehicle and other market considerations that may affect its fair value to determine whether it is appropriate to adjust the reported value to reflect estimated fair value. Generally, the estimated fair value of the Master Portfolio’s interest in an Investment Vehicle will represent the amount that the Adviser believes it could reasonably expect to receive from an Investment Vehicle if the Master Portfolio’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Vehicles existed and such differences may be material.

•	Restricted Securities — All of the Master Portfolio’s investments, except investments in open-end registered investment companies and exchange-traded funds, are restricted as to resale. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”) or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

Investment Vehicles held by the Master Portfolio and other investments made by the Master Portfolio may utilize various types of investments and investment strategies, including those described below. The Master Portfolio did not invest directly in these investments during the six months ended September 30, 2010.

•	Securities Listed on a Securities Exchange or Over-the-Counter Exchanges — In general, the Master Portfolio values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at their composite “bid” prices for securities held long, or their composite “ask” price for securities held short. If no such prices are readily available, the securities are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Generally, fixed income and other debt securities are valued using a third-party pricing system, agent, or dealer selected by the Adviser, which may include the use of valuations furnished by a pricing service that employs matrix pricing techniques. The Board oversees the Adviser’s process for monitoring the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will generally be valued at amortized cost, so long as the Board determines that such valuations represent fair value.

•	Short Sales — The Investment Vehicles may engage in short sales (selling securities they do not own) as a part of their normal investment activities. The Investment Vehicles incur a loss if the price of the security increases between the date of the short sale and the date on which the Investment Vehicle replaces the borrowed security. The Investment Vehicles realize a gain if the price of the security declines between those dates. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Investment Vehicles.
•	Repurchase Agreements — The Investment Vehicles may purchase securities from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“Repurchase Agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a Repurchase Agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Investment Vehicles have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the Repurchase Agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
September 30, 2010
(Unaudited)

•	Reverse Repurchase Agreements — The Investment Vehicles may sell securities to financial institutions, such as banks and broker-dealers, subject to the buyer’s simultaneous agreement to repurchase them at an agreed upon time and price (“Reverse Repurchase Agreement”). These transactions involve a risk that the other party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Investment Vehicles. Reverse Repurchase Agreements also involve the risk that the market value of the portfolio security sold by the Investment Vehicles may decline below the price of the securities the Investment Vehicles are obligated to purchase.
•	Distressed Securities — Certain companies in whose securities the Investment Vehicles may invest could be considered distressed. These companies may be in transition, out of favor, financially leveraged or troubled, potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. The companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. A significant portion of the obligations and preferred stock in which the Investment Vehicles may invest may be less than investment grade (commonly referred to as junk bonds), which may result in the Investment Vehicles experiencing greater risks than they would if investing in higher rated instruments, however this also may offer the potential for high returns.
•	Options — Options that are listed or quoted on a securities exchange or traded over-the-counter are valued at the mean between the closing bid and ask prices for such options on the date of determination, or if no such prices were quoted on such date, the mean between the bid and ask prices on the most immediate prior date on which such prices were quoted. Securities which are not so listed or quoted are valued at their last closing bid prices if held long and at their last closing ask prices if held short.
•	Securities Lending — The Investment Vehicles may lend their securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Investment Vehicles are entitled to payments in amounts equal to the interest, dividends, or other distributions payable in respect of the loaned securities, which affords the Investment Vehicles an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. In connection with any such transaction, the Investment Vehicles receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit that will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Risks associated with lending securities include, but are not limited to, loan default, devaluation of collateral and insufficient earnings from the collateral to cover expenses associated with the loan.

(e) Derivative Instruments and Hedging Activities

The Master Portfolio may purchase or sell options and enter into swap agreements as part of a strategy to create investment exposure consistent with the Master Portfolio’s investment objectives. For the six months ended September 30, 2010, the Master Portfolio had no direct derivative activity.

(f) Foreign Currency Translation

The books and records of the Master Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the rate of exchange as of the reporting date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Master Portfolio does not isolate the portion of operations resulting from changes in foreign exchange

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
September 30, 2010
(Unaudited)

rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts. For the six months ended September 30, 2010, the Master Portfolio had no foreign currency activity.

(g) Investment Income

For investments in securities and mutual funds, dividend income is recorded on the ex-dividend date, net of withholding taxes (where applicable). Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts.

(h) Expenses

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Portfolio bears all expenses incurred in its business, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Portfolio; administrative expenses and fees, transfer agency expenses and fees, legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Portfolio’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of members; directors fees; all costs with respect to communications to members; transfer taxes, offshore withholding tax and taxes withheld on non-U.S. dividends; and other types of expenses as may be approved from time to time by the Board.

Offering costs are amortized over a 12-month period or less from the date they are incurred. Organization costs are expensed in the period in which they were incurred.

The Investment Vehicles bear various expenses in connection with their operations similar to those incurred by the Master Portfolio. The Investment Vehicles are managed by various investment managers who generally assess asset-based fees to and receive performance-based fees from the Investment Vehicles, which effectively reduce the investment return of the Investment Vehicles. These expenses and fees of the Investment Vehicles that are paid by their investors may be significant and are in addition to those incurred by the Master Portfolio itself and will not have any impact on the expense ratios presented in the financial highlights of the Master Portfolio.

(i) Income Taxes

The Master Portfolio is organized and operated as a limited liability company and is treated as a partnership for federal income tax purposes, and therefore is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual members. Accordingly, no provision for income taxes has been made in the Master Portfolio’s financial statements. The Master Portfolio may serve as withholding agent for U.S. offshore withholding tax, for its offshore feeder fund.

The Managing Member has evaluated the tax positions expected to be taken in the course of preparing the Master Portfolio’s tax returns to determine whether the tax position will “more-likely-than-not” be sustained by the Master Portfolio upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Portfolio are recorded as a tax benefit or expense. For the six months ended September 30, 2010, the Master Portfolio did not recognize any amounts for unrecognized tax benefits. A reconciliation of unrecognized tax benefits is not provided herein, as the beginning and ending amounts are zero, with no interim additions, reductions or settlements. Tax positions taken for the six months ended September 30, 2010 remain open under the statute of limitations (generally three years for federal income tax purposes) and will be subject to examination by tax authorities.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
September 30, 2010
(Unaudited)

(j) Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results, including the ultimate amount realized upon the sale of investments valued at estimated fair value, could differ from those estimates, and such differences may be material to the financial statements.

(k) Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2010-06 to Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurements and Disclosures — Overall” (“ASU 2010-06”). ASU 2010-06 requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. (Refer to Note 3, Fair Value Measurements, below.) In addition, transfers between all levels must be disclosed, including the reasons for the transfers. Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 rollforward of activity is effective for interim and fiscal periods beginning after December 15, 2010. The Master Portfolio has adopted a policy of recognizing significant transfers between Levels at reporting period end. As of September 30, 2010, there were no significant transfers between Level 1, 2, or 3 from the valuation input levels used on March 31, 2010.

(3) Fair Value Measurements

The inputs used to determine the fair value of the Master Portfolio’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets.
•	Level 2 — fair value of investments in Investment Vehicles with the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date.
•	Level 3 — fair value of investments in Investment Vehicles that do not have the ability to redeem at net asset value within ninety days of the measurement date.

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

When determining the fair value of the Master Portfolio’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
September 30, 2010
(Unaudited)

The following is a summary categorization as of September 30, 2010, of the Master Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1	Level 2	Level 3
	Investment Securities	Investment Vehicles	Investment Vehicles	Total Investments
Investments
Credit Strategies
Distressed Debt	$—	$4,945,867	$—	$4,945,867
Long-Short Credit	10,302,539	64,727,935	15,976,036	91,006,510
Mortgage Related	—	—	7,409,906	7,409,906
Equity Strategies
Long-Short Asia	—	23,540,336	—	23,540,336
Long-Short Emerging	—	10,727,861	—	10,727,861
Long-Short Global	—	22,600,063	—	22,600,063
Long-Short Sector	—	—	24,613,449	24,613,449
Long-Short Non-U.S.	—	—	19,116,817	19,116,817
Long-Short U.S.	—	78,353,826	10,755,870	89,109,696
Low Net U.S.	—	60,523,252	59,358,340	119,881,592
Low Net Sector	—	5,306,512	—	5,306,512
Fundamental Long Bias	11,876,287	—	—	11,876,287
Global Trading
Energy	—	—	18,226,113	18,226,113
Global Macro	—	17,368,085	—	17,368,085
Managed Futures	—	38,888,258	—	38,888,258
Multi-Strategy
Multi-Strategy	—	78,841,441	76,789,871	155,631,312
Special Situations
Environmental	—	—	32,552,797	32,552,797
Mortgage Related	—	—	1,116,557	1,116,557
Private Investments	—	336,800	1,390,746	1,727,546
Reinsurance	—	27,282,000	—	27,282,000
Total Investments	$22,178,826	$433,442,236	$267,306,502	$722,927,564

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that some of the underlying investments held by the Investment Vehicles included in Level 3, if owned directly by the Master Portfolio, might be classified as Level 1 investments.

For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, liquidity, and security type. For investments in private investment companies and direct private investments, additional data regarding the operations and financial conditions of the investment, including monthly financial reports, are considered. In the case of investments having lock-ups or suspension of withdrawal rights under certain circumstances, additional consideration is given to these restrictions in the determination of fair value.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
September 30, 2010
(Unaudited)

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investment Vehicles
	Balance as of March 31, 2010	Net Purchases (Sales)	Transfers In/Out	Net Realized Gains (Losses)	Change in Unrealized Appreciation/ Depreciation	Balance as of September 30, 2010
Investment Vehicles
Credit Strategies
Long-Short Credit	$41,082,670	$3,285,499	$(29,336,718)	$(8,545)	$953,130	$15,976,036
Mortgage Related	13,535,883	(6,392,883)	—	1,029,777	(762,871)	7,409,906
Equity Strategies
Long-Short Global	21,254,836	—	(22,600,063)	—	1,345,227	—
Long-Short Sector	23,676,315	—	—	—	937,134	24,613,449
Long-Short Non-U.S.	18,811,955	—	—	—	304,862	19,116,817
Long-Short U.S.	21,612,413	—	(9,342,405)	—	(1,514,138)	10,755,870
Low Net U.S.	87,883,408	20,000,000	(46,762,413)	—	(1,762,655)	59,358,340
Low Net Sector	5,363,101	—	(5,306,512)	—	(56,589)	—
Global Trading
Energy	19,732,388	—	—	—	(1,506,275)	18,226,113
Multi-Strategy
Multi-Strategy	74,343,516	3,448,582	—	88,164	(1,090,391)	76,789,871
Special Situations
Environmental	34,789,331	—	—	—	(2,236,534)	32,552,797
Mortgage Related	1,087,370	—	—	—	29,187	1,116,557
Private Investments	1,824,539	—	(336,800)	—	(96,993)	1,390,746
Reinsurance	30,689,379	—	(27,282,000)	—	(3,407,379)	—
Total Investment Vehicles	$395,687,104	$20,341,198	$(140,966,911)	$1,109,396	$(8,864,285)	$267,306,502

The net realized gain (loss) and change in unrealized appreciation/(depreciation) in the table above are reflected in the accompanying Statement of Operations.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
September 30, 2010
(Unaudited)

The Master Portfolio is permitted to measure the fair value of alternative investment entities that do not have a readily determinable fair value, based on the net asset value per share (the “NAV”), or its equivalent such as ownership interest in partners’ capital or members’ capital of the investment as of the reporting date as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Portfolio as of the valuation date. In using the NAV as a practical expedient, certain attributes of the investment that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date, any unfunded commitments, and the investment strategies of the investees. The Master Portfolio has invested in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as a practical expedient. A listing of such investments held by the Master Portfolio and their attributes as of September 30, 2010, are shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000's)	Unfunded Commitments (in 000's)	Remaining Life	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Credit Strategies(a)	Long and short positions in fixed income and other debt securities of both U.S. and non-U.S. issuers.	$93,060	$—	N/A	Quarterly – Annual	45 – 90 days	0 – 1 year; 5% – 25% limits on soft locks
Equity Strategies(b)	Long and short positions in common stocks, preferred stocks and convertible securities issued by U.S. companies.	314,897	—	N/A	Monthly – Annual	30 – 90 days	0 – 1 year; 3 year rolling lock; up to 5% redemption fee
Global Trading(c)	Publicly traded equity securities issued by non-U.S. companies.	74,482	—	N/A	Daily – Monthly	3 – 90 days	0 – 2 years
Multi-Strategy(d)	Seek to deliver consistently positive returns, regardless of the directional movement of markets, through the use of multiple strategies to smooth returns and reduce volatility.	155,631	—	N/A	Quarterly – Semi-Annual	45 – 90 days	0 – 3 years; maximum withdrawal per quarter up to 6.25%
Special Situations(e)(f)	Seek to profit from changes in the prices of securities of companies facing major corporate events, such as mergers, acquisitions, restructurings, spin-offs and significant litigation.	62,679	3,000	N/A	Quarterly – Annual	70 – 90 days	0 – 5 years; approximately 3% is illiquid
		$700,749	$3,000

*	The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Vehicles may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. Certain Investment Vehicles may impose further restrictions on redemptions, commonly referred to as gates and lock up periods. These restrictions may cause the Investment Vehicle to become less liquid, i.e. moving from a 60 day or less redemption period to greater than 60 days.

For each of the categories below (except where noted), the fair value of the Investment Vehicles has been estimated using the net asset value of the Investment Vehicles.

(a)	This category includes Investment Vehicles that invest primarily in fixed income securities including bonds, notes and debentures issued by U.S. and non-U.S. corporations, debt securities, municipal securities, mortgage-backed securities and asset backed securities.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
September 30, 2010
(Unaudited)

(b)	This category includes Investment Vehicles that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Vehicles in this category may include long/short funds.
(c)	This category includes Investment Vehicles that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Vehicles in this category may include long/short funds.
(d)	This category includes Investment Vehicles that invest across a range of strategies including but not limited to relative value strategies, merger arbitrage, high yield/distressed securities and other special situations.
(e)	This category includes Investment Vehicles that typically include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include merger or risk arbitrage investments (securities of companies that announce acquisition offers) and distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). This category may also include Investment Vehicles invested in certain non-security financial assets.
(f)	This category includes a security that was fair valued as of September 30, 2010 at a discount from the NAV as reported by the Investment Vehicle. The following security was discounted based on methods approved by the Valuation Committee: BCC MOI, LP discounted value of $7,803 representing 0.001% of total Members' Capital.

(4) Members’ Capital Accounts

(a) Issuance of Interests

Upon receipt from an eligible investor of an initial or additional application for interests (“Interests”), which is generally accepted as of the first day of each month, the Master Portfolio issues new Interests. The minimum initial and additional investment is $100,000 and $50,000 respectively and all issuances are subject to the receipt of payment in the full amount of the subscription no later than at the close of business on the third business day prior to the applicable subscription date. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Master Portfolio issues Interests only in private placement transactions in accordance with Regulation D (or other applicable exemptions under the Securities Act) and similar provisions under state securities laws. No public market exists for the Interests, and none is expected to develop. The Master Portfolio is not required, and does not intend, to hold annual meetings of its members. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Portfolio’s limited liability company agreement. The Master Portfolio reserves the right to reject any applications for subscriptions of Interests.

The $14,287,079 in Contributions received in advance as of September 30, 2010 represents subscriptions for the Master Portfolio’s Interests received prior to the October 1, 2010 closing.

(b) Allocation of Profits and Losses

For each fiscal period, generally monthly, net profits or net losses of the Master Portfolio are allocated among and credited to or debited against the capital accounts of all members as of the last day of each fiscal period in accordance with the members’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the members’ capital of the Master Portfolio, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any withdraws of Interests.

(c) Repurchase of Interests

It is expected that members will be provided with the opportunity to have all or any portion of their Interests repurchased by the Master Portfolio on a semi-annual basis. Each repurchase may be limited and will generally apply to 5% to 25% of the Master Portfolio’s members’ capital. However, no member will have the right to require the Master Portfolio to redeem its Interest. The Board, in its sole discretion, may elect to

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
September 30, 2010
(Unaudited)

postpone, suspend or terminate an offer to repurchase Interests. Under the procedures that govern repurchase offers by the Master Portfolio, there will be a substantial period of time between the date as of which members must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Master Portfolio.

(5) Investments in Portfolio Securities

(a) Investment Activity

As of September 30, 2010, the Master Portfolio’s investments were primarily in Investment Vehicles. The agreements related to investments in Investment Vehicles provide for compensation to the Investment Vehicles’ managers/managing members or advisers in the form of management fees ranging from 1% to 2.5% of net assets annually. In addition, many Investment Vehicles also provide for performance incentive fees/allocations ranging from 10% to 20% of an Investment Vehicle’s net profits, although it is possible that such ranges may be exceeded for certain Investment Managers.

For the six months ended September 30, 2010, the aggregate cost of purchases and proceeds from sales/withdrawals of investments were $67,052,944 and $50,337,388, respectively.

The cost of the Master Portfolio’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Portfolio from such investments. The allocated taxable income is generally reported to the Master Portfolio by its underlying investments on Schedule K-1, Forms 1099 or PFIC statements. The underlying investments generally do not provide the Master Portfolio with tax reporting information until well after year end and as a result, the Master Portfolio is unable to calculate the year end tax cost of its investments until after year end, when the Master Portfolio tax return is complete. The Master Portfolio’s book cost of investments as of September 30, 2010 was $683,764,890, resulting in accumulated net unrealized appreciation of $39,162,674 consisting of $59,931,535 in gross unrealized appreciation and $20,768,861 in gross unrealized depreciation.

(b) Investment Vehicle Liquidity

The Investment Vehicles in which the Master Portfolio invests are generally illiquid (except for registered closed-end and open-end investment companies and exchange-traded funds). The Master Portfolio may make investments in, or withdraw from, the Investment Vehicles only at certain times specified in the governing documents of the Investment Vehicles. In addition, the Investment Vehicles may impose certain restrictions on withdraws, such as lock-ups, gates, or suspension of withdrawal rights under certain circumstances, during which time the Master Portfolio may not withdraw all or part of its interest in an Investment Vehicle, or may withdraw only by paying a penalty (early redemption fee). If adverse market conditions were to develop during any period in which the Master Portfolio is unable to sell Investment Vehicle interests, the Master Portfolio might obtain a less favorable price than that which prevailed when it decided to buy or sell.

The Investment Vehicles in which the Master Portfolio invests generally are thinly traded and have a greater amount of both market and liquidity risk than many other investment instruments. These investments trade in a limited market and may not be able to be immediately liquidated if needed. Value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed. In addition, changes in the market value of securities underlying the Investment Vehicles may result in amounts that are in excess of or less than the amounts recognized on the Statement of Assets, Liabilities and Members’ Capital.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
September 30, 2010
(Unaudited)

The Master Portfolio’s investments in Investment Vehicles are categorized in three levels of liquidity, as determined by the Adviser. The categories and percent of total investments in each are as follows at September 30, 2010:

Liquidity Categories	Investments	Category Definition
Category 1 Funds	71.03%	Investment Vehicles that have at least quarterly withdrawal rights and a lock up period of less than two years.
Category 2 Funds	13.56%	Investment Vehicles that have at least quarterly withdrawal rights after a maximum two-year lock up period.
Category 3 Funds	12.34%	Investment Vehicles that (i) have at least annual withdrawal rights after a lock up period of greater than two years or (ii) do not meet this definition or the definition of Categories 1 or 2.
	96.93%

Investments in mutual funds, which are considered liquid, represent the remaining 3.07% of the total investments.

Some of the Investment Vehicles may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Vehicles that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Vehicles may provide. Should the Master Portfolio seek to liquidate its investment in an Investment Vehicle that maintains these side pockets, the Master Portfolio might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Master Portfolio is permitted to fully liquidate its interest in the Investment Vehicle, the value of its investment could fluctuate based on adjustments to the fair value of the side pocket as determined by the Investment Vehicle’s investment manager.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
September 30, 2010
(Unaudited)

(c) Affiliated Investment Vehicles

At September 30, 2010, the Master Portfolio’s investments in certain Investment Vehicles were deemed to be affiliated persons for purposes of Section 2(a)(3) the 1940 Act, primarily because the Master Portfolio owns more than 5% of the Investment Vehicle’s outstanding shares or capital. The activity resulting from investments in these funds, including interest and dividend payments as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated Investment Vehicles (including activity for the six months ended September 30, 2010) is shown below:

			For the Period April 1, 2010 through September 30, 2010
Investment Vehicles	Shares 9/30/2010	Fair Value 3/31/2010	Cost of Purchases	Cost of Sales	Change in Appreciation/ (Depreciation)	Realized Gain/(Loss) on Investments	Fair Value 9/30/2010
Abbey Capital Macro Fund	155,080	$17,572,657	$—	$—	$(204,572)	$—	$17,368,085
Algebris Global Financials Fund, LP		23,676,315	—	—	937,134	—	24,613,449
Auer Growth Fund	2,026,670	8,177,778	10,000,000	5,000,000	(391,547)	(909,944)	11,876,287
BlueGold Global Fund, LP		19,732,388	—	—	(1,506,275)	—	18,226,113
Caspian Capital Partners, L.P.		12,339,466	—	—	326,403	—	12,665,869
Durban Capital, LP		5,363,101	—	—	(56,589)	—	5,306,512
East of Suez Fund	399,932	12,317,913	—	—	(751,873)	—	11,566,040
Litespeed Partners, LP		22,278,021	—	—	447,327	—	22,725,348
Lyrical Calhoun Partners, LP*		34,789,331	—	—	(2,236,534)	—	32,552,797
Marble Arch QP Partners, LP		16,621,932	—	—	(386,342)	—	16,235,590
Newcastle Special Opportunity Fund V LP*		30,689,379	—	—	(3,407,379)	—	27,282,000
Orange Capital Domestic I, LP		21,254,836	—	—	1,345,227	—	22,600,063
P2 Capital II Fund, L.P.*		11,878,920	—	—	(1,123,050)	—	10,755,870
Sansar Capital Special Opportunity Fund, L.P.		10,516,010	—	—	211,851	—	10,727,861
Soundpost Capital, LP		25,197,557	—	—	(2,530,182)	—	22,667,375
Tricadia Distressed and Special Situations Fund, L.P.		13,535,883	2,719,598	9,112,481	(762,871)	1,029,777	7,409,906
The Alphagen Octanis Fund Limited – Class A	98,684	18,811,955	—	—	304,862	—	19,116,817
		$304,753,442	$12,719,598	$14,112,481	$(9,784,410)	$119,833	$293,695,982

*	Company deemed to be “controlled” by the Master Portfolio, as defined in Section 2(a)(9) of the 1940 Act. Ownership by the Master Portfolio exceeds 25% of the Investment Vehicle's outstanding shares or value.

(6) Related Party Transactions and Other Agreements

(a) Investment Advisory Agreement

The Adviser has entered into the Advisory Agreement with the Master Portfolio, effective June 30, 2009. The Advisory Agreement provides that the Adviser is responsible, subject to the supervision of the Board, for formulating a continuing investment program for the Master Portfolio. The Adviser is authorized to make all decisions regarding the Master Portfolio’s purchase and withdraws of interests in Investment Vehicles.

The Master Portfolio does not pay the Adviser an investment management fee for services provided by the Adviser. However, the Adviser charges its family office clients a separate individualized fee for providing a variety of investment management services to them. The fee charged to the Adviser’s family office clients is not intended to cover the fees and expenses of the Adviser in providing investment management services to the Master Portfolio.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
September 30, 2010
(Unaudited)

(b) Administration Agreement

In consideration for administration, accounting, and recordkeeping services, the Master Portfolio pays Citi Fund Services Ohio, Inc. (the “Administrator”) a monthly administration fee based on the month-end members’ capital of the Master Portfolio. The Master Portfolio is charged, on an annual basis, 0.065% on the Master Portfolio members’ capital of up to $500 million, 0.055% on the Master Portfolio members’ capital between the amounts of $500 million and $1 billion and 0.045% on the Master Portfolio members’ capital over $1 billion. The asset based fees are payable monthly in arrears and subject to a $567,000 annual minimum.

The administration services fees are paid out of the Master Portfolio’s members’ capital, which decreases the net profits or increases the net losses of members in the Master Portfolio. The total administration fees incurred for the six months ended September 30, 2010 was $284,950.

(c) Compensation for Directors

The Master Portfolio, Growth Capital Portfolio, LLC and Growth Capital TEI Portfolio, LLC (other portfolios advised by the Adviser) together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $30,000 ($37,500 for the Board chairman), which is paid quarterly, a fee of $3,000 ($3,700 for the Board chairman and $3,500 for the Audit Committee chairman) per regular Board meeting, a fee of $1,500 ($1,875 for the Board chairman) per off-cycle Board meeting, and a fee of $1,500 ($2,000 for the Audit Committee chairman) per off-cycle Audit Committee meeting. The Master Portfolio, Growth Capital Portfolio, LLC and Growth Capital TEI Portfolio, LLC compensated the Directors $111,250 in meeting and retainer fees for the six months ended September 30, 2010.

(7) Indebtedness of the Fund

The Master Portfolio may borrow money in connection with its investment activities, for temporary cash management purposes, to meet withdrawal requests, or for temporary or emergency purposes. The Master Portfolio generally intends to borrow money only in limited circumstances when attractive investment opportunities are available and sufficient cash or other liquid resources are not otherwise available. The Master Portfolio will repay any borrowing incurred using the first available funds, including proceeds from withdraws from Investment Vehicles or proceeds from the offering of Interests, in order to minimize the interest expense and other borrowing costs. As of September 30, 2010, the Master Portfolio did not have a credit facility in place.

(8) Financial Highlights

Financial highlights are summarized as follows:

	Six Months Ended September 30, 2010	Period Ended March 31, 2010*
Net investment loss to average members’ capital(1)	(0.13)%	(0.29)%
Gross expenses to average members’ capital(1)	0.19%	0.37%
Net expenses to average members’ capital(1)	0.19%	0.37%
Portfolio turnover(2)	7.01%	8.85%
Total return(3)	(1.32)%	7.46%
Members' capital, end of period (in 000’s)	$741,495	$739,206

A member’s total return and operating ratios may vary from those reflected based on the timing of capital transactions.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Notes to Financial Statements, continued
September 30, 2010
(Unaudited)

*	Growth Capital Portfolio, LLC commenced operations on July 1, 2009.
(1)	Ratios are calculated as a result of dividing by average members’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than one year.
(2)	Not annualized for periods less than one year.
(3)	Calculated as geometrically linked monthly returns for each month in the period. Total returns are not annualized for periods less than one year.

(9) Subsequent Events

The Master Portfolio accepts initial or additional applications for Interests generally as of the first day of the month. Investor subscriptions for Interests totaled approximately $12,740,086 for November 1, 2010.

Based on the members’ capital of the Master Portfolio, the Adviser recommended to the Board that a tender offer in an amount of up to $86,375,000 of the Master Portfolio’s members’ capital to those members who elect to tender their Interests prior to the October 22, 2010 expiration date of the December 31, 2010 tender offer. A total of 162 requests were received and approximately $86,869,000 of Interests were elected to be tendered.

Management has evaluated events and transactions through the date these financial statements were issued, for purposes of recognition or disclosure in these financial statements. Based on this evaluation, no adjustments were required to the financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)

Supplemental Information
September 30, 2010
(Unaudited)

Directors and Officers

The Master Portfolio’s operations are managed under the direction and oversight of the Board of Directors (the “Board” and each member a “Director”). Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Portfolio who are responsible for the Master Portfolio’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Portfolio as of September 30, 2010.

Asset Class(1)	Fair Value	%
Credit Strategies	$103,362,283	14.30
Equity Strategies	326,772,613	45.20
Global Trading	74,482,456	10.30
Multi-Strategy	155,631,312	21.53
Special Situations	62,678,900	8.67
	$722,927,564	100.00

(1)	The complete list of investments included in the following asset class categories are included in the Schedule of Investments of the Master Portfolio.

Form N-Q Filings

The Master Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Portfolio’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Portfolio’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-338-3559; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Portfolio voted proxies relating to portfolio securities during the period ended June 30 is available (i) without charge, upon request, by calling 1-800-338-3559; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Portfolio’s organizational documents include additional information about Directors of the Master Portfolio. These organization documents are available, without charge, upon request by calling 1-800-338-3559.

Know more. GenSpring

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchases as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1, 2010 through April 30, 2010	$-	N/A	N/A	N/A
May 1, 2010 through May 31, 2010	$-	N/A	N/A	N/A
June 1, 2010 through June 30, 2010	$-	N/A	N/A	N/A
July 1, 2010 through July 31, 2010	$58,134,875	N/A	N/A	N/A
August 1, 2010 through August 31, 2010	$-	N/A	N/A	N/A
September 1, 2010 through September 30, 2010	$-	N/A	N/A	N/A
Total	$58,134,875

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable — Only effective for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           Growth Capital Master Portfolio, LLC

By (Signature and Title)    /s/ Martin R. Dean
 Martin R. Dean, Treasurer

Date    November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Maria Elena Lagomasino
 Maria Elena Lagomasino, President

Date    November 29, 2010

By (Signature and Title)    /s/ Martin R. Dean
 Martin R. Dean, Treasurer

Date    November 24, 2010